Acquisitions (Details Textual) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011 acre sqft Y	Dec. 31, 2010 Y sqft	Dec. 31, 2009 sqft	Dec. 29, 2011	Dec. 31, 2011 Greyhound Property [Member] sqft	Dec. 31, 2010 Battlefield Corporate Center [Member] sqft	Dec. 31, 2011 Battlefield Corporate Center [Member]	Dec. 31, 2011 Redland Corporate Center [Member]	Dec. 31, 2010 Redland Corporate Center [Member] sqft	Aug. 31, 2011 1005 First Street, NE [Member]	Dec. 31, 2011 1005 First Street, NE [Member] sqft	Aug. 31, 2013 1005 First Street, NE [Member]	Dec. 31, 2011 1005 First Street, NE [Member] Greyhound Property [Member]	Dec. 31, 2011 1200 17th Street, NW [Member]	Dec. 31, 2010 440 First Street, NW [Member] sqft	Dec. 31, 2011 440 First Street, NW [Member]	Jan. 11, 2011 440 First Street, NW [Member]	Jul. 31, 2011 840 First Street, NE [Member] Floor	Dec. 31, 2011 840 First Street, NE [Member] sqft	Jul. 31, 2012 840 First Street, NE [Member]	Mar. 25, 2011 840 First Street, NE [Member]	Jan. 31, 2011 7458 Candlewood Road [Member]	Dec. 31, 2011 7458 Candlewood Road [Member]	Dec. 31, 2010 7458 Candlewood Road [Member] sqft	Dec. 31, 2010 1211 Connecticut Ave, NW [Member] sqft	Dec. 31, 2010 500 First Street NW and Redland Corporate Center [Member]	Dec. 31, 2011 Corporate Campus at Ashburn Center [Member]
Acquisitions (Textual) [Abstract]
Area of land parcel	991,604	1,493,381	12,065,591		712,000	96,720			347,462		30,414				105,000				248,576					295,673	125,119
Aggregate purchase price	$ 276,600,000	$ 286,200,000		$ 90,000,000		$ 8,310,000			$ 86,358,000		$ 45,240,000			$ 40,950,000	$ 15,311,000	$ 8,000,000			$ 97,738,000					$ 22,641,000	$ 49,500,000
Deferred purchase price liability										8.4	8.4
Mortgage issued for acquisition	506,000,000	361,998,000	109,500,000
Mortgage Loan Issued							4,300,000
Company acquired property																							22,641,000
Lease agreement with termination option	the site under a ten-year lease agreement with a termination option, at no penalty, after the second year
Mortgage debt, aggregate fair value	14,700,000			153,500,000							46,800,000	38,400,000
Development of area for operations by joint venture	1.6
Noncontrolling interest of third party in property													1,200,000
Approximate cost of site remediation											2,400,000
Additional consideration paid for acquisition																			10,000,000
Building's sole tenant renewed to lease																		2023-08
Issuance of operating partnership units in connection with acquisition	230,876			1,963,388															544,673
Additional goodwill recognized	6,930,000	2,100,000																	4,800,000
Economic interest in acquired property through consolidated joint venture								97.00%			97.00%
Acquisition costs incurred											1,700,000				700,000				1,800,000						800,000	1,500,000
Fee interest purchased in property ground lease																	8,000,000
Acquisition-related due diligence and closing costs	5,042,000	7,169,000	1,076,000
Contingent consideration recorded in connection with acquisition of real estate	9,356,000	1,398,000	688,000	9,400,000															700,000	7,100,000	9,400,000						1,400,000
Fair value obligation based on leasing activity																											700,000
Impairment charge related to intangible assets																						3,700,000
Floors excluded in renewal of lease																		2
Composition of Acquired Intangible Assets (Textual) [Abstract]
Weighted average amortization period of acquired consolidated intangible assets	7.4	6.7
Acquired Tenant Improvements	7.4
In-place leases	7.8
Acquired leasing commissions	6.4
Customer relationships	5.0
Marketing and Legal Expenses	3.3
Above market Leases	4.0
Below Market Leases	6.4
Acquisition costs removed from operating results	$ 5,000,000